FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in exchange rates, the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
As of June 30, 2023, the total amount of trade accounts receivables sold as true sales of receivables amounted to $4.7 billion ($5.3 billion at December 31, 2022). In addition, the Company estimates that about 3.1 billion of trade payables were subject to early discount by its suppliers as of June 30, 2023 as compared to 2.8 billion as of December 31, 2022.
Fair value versus carrying amount
The estimated fair value of certain financial instruments is determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2023.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,825	—	5,825	—	—	—
Restricted cash*	118	—	118	—	—	—
Trade accounts receivable and other	4,774	—	4,412	—	362	—
Inventories	20,036	20,036	—	—	—	—
Prepaid expenses and other current assets	3,636	1,786	1,088		—	762
Total current assets	34,389	21,822	11,443	—	362	762

Non-current assets:
Goodwill and intangible assets	5,074	5,074	—	—	—	—
Property, plant and equipment and biological assets	33,682	33,635	—	47	—	—
Investments in associates and joint ventures	11,142	11,142	—	—	—	—
Other investments	521	—	—		521	—
Deferred tax assets	8,901	8,901	—		—	—
Other assets	1,714	267	797	136	—	514
Total non-current assets	61,034	59,019	797	183	521	514
Total assets	95,423	80,841	12,240	183	883	1,276

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,809	—	1,809	—	—	—
Trade accounts payable and other	13,454	—	13,454	—	—	—
Short-term provisions	662	628	34	—	—	—
Accrued expenses and other liabilities	4,880	1,260	3,292	—	—	328
Income tax liabilities	249	249	—	—	—	—
Total current liabilities	21,054	2,137	18,589	—	—	328

Non-current liabilities:
Long-term debt, net of current portion	8,651	—	8,651	—	—	—
Deferred tax liabilities	2,722	2,722	—	—	—	—
Deferred employee benefits	2,676	2,676	—	—	—	—
Long-term provisions	1,450	1,449	1	—	—	—
Other long-term obligations	961	317	628	—	—	16
Total non-current liabilities	16,460	7,164	9,280	—	—	16

Equity:
Equity attributable to the equity holders of the parent	55,720	55,720	—	—	—	—
Non-controlling interests	2,189	2,189	—	—	—	—
Total equity	57,909	57,909	—	—	—	—
Total liabilities and equity	95,423	67,210	27,869	—	—	344
*Restricted cash and other restricted funds of 118 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2023.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	330	—	191	521
Trade accounts receivable and other subject to TSR programs*	—	—	362	362
Derivative financial current assets	—	762	—	762
Derivative financial non-current assets	—	514	—	514
Total assets at fair value	330	1,276	553	2,159
Liabilities at fair value:
Derivative financial current liabilities	—	328	—	328
Derivative financial non-current liabilities	—	16	—	16
Total liabilities at fair value	—	344	—	344
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets at fair value:
Investments in equity instruments at FVOCI	996		—		123		1,119
Trade accounts receivable and other subject to TSR programs*	—		—		206		206
Derivative financial current assets	—		737		—		737
Derivative financial non-current assets	—		835		—		835
Total assets at fair value	996	—	1,572	—	329		2,897
Liabilities at fair value:
Derivative financial current liabilities	—		379		—		379
Derivative financial non-current liabilities	—		45		—		45
Total liabilities at fair value	—	—	424	—	—	—	424
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets and include mainly the investment in Erdemir. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Portfolio of derivatives
Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy, emission rights and others. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2023 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	2,932	84	1,730	(22)
Forward sale of contracts	1,164	14	2,346	(38)
Exchange option purchases	1,632	51	702	(4)
Exchange options sales	1,380	40	1,206	(22)
Total foreign exchange rate instruments		189		(86)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	2,592	450	1,640	(180)
Term contracts purchases	2,239	636	931	(77)
Options sales/purchases	11	1	11	(1)
Total raw materials (base metal), freight, energy, emission rights and others		1,087		(258)
Total		1,276		(344)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2022 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	657	58	3,678	(19)
Forward sale of contracts	1,478	38	753	(6)
Exchange option purchases	1,462	17	2,536	(16)
Exchange options sales	2,222	41	2,055	(20)
Total foreign exchange rate instruments		154		(61)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,128	263	316	(52)
Term contracts purchases	1,755	1,150	785	(306)
Option sales/purchases	207	5	197	(5)
Total raw materials (base metal), freight, energy, emission rights and others		1,418		(363)
Total		1,572		(424)
Derivative financial assets classified as Level 3 correspond to the call option on the 660 mandatory convertible bonds (on March 14, 2023, the Company through its wholly-owned subsidiary Hera Ermac early repaid 226,666 out of the 666,666 outstanding unsecured and unsubordinated bonds mandatorily convertible into preferred shares of such subsidiary. See note 6). The fair valuation of Level 3 derivative instruments is established at each reporting date including an analysis of changes in the fair value measurement since the last period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
ArcelorMittal calculates the fair value of the call option on the 660 mandatory convertible bonds through the use of binomial valuation models. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period. Observable input data used in the valuations include zero coupon yield curves, stock market prices, European Central Bank foreign exchange fixing rates and Libor interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computes unobservable volatility data based mainly on the movement of stock market prices observable in the active market over 90 working days.
The following table summarizes the reconciliation of the fair value of the call option on the 660 mandatory convertible bonds classified as Level 3 as of June 30, 2023 and December 31, 2022:

Call option on 660 mandatory convertible bonds
Balance as of December 31, 2021	15
Change in fair value	(10)
Balance as of June 30, 2022	5
Change in fair value	(5)
Balance as of December 31, 2022	—
Change in fair value	—
Balance as of June 30, 2023	—